Filed pursuant to Rule 497(e)

File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG GW&K International Small Cap Fund

Supplement dated March 9, 2023 to the

Statutory Prospectus and Statement of Additional Information, each dated October 1, 2022

The following information supplements and supersedes any information to the contrary relating to AMG GW&K International Small Cap Fund, a series of AMG Funds III (the “Fund”), contained in the Fund’s Statutory Prospectus and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, the addresses for BNY Mellon Investment Servicing (US) Inc., the Fund’s transfer agent, that appear in the Statutory Prospectus and SAI have changed. Accordingly, effective immediately, the Statutory Prospectus is revised as follows:

In the sections entitled “Summary of the Fund – Buying and Selling Fund Shares – Transaction Policies” and “Shareholder Guide – How to Buy or Sell Shares”, each instance of the Former Address, as described in the table below, is replaced with the New Address set forth in the table.

Former Address	New Address
AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, RI 02940-9769	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 534426 Pittsburgh, PA 15253-4426

The section entitled “How to Contact Us – Transfer Agent” is deleted and replaced with the following:

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 534426

Pittsburgh, PA 15253-4426

800.548.4539

In addition, effective immediately, the SAI is revised as follows:

The section entitled “Management of the Fund – Transfer Agent” is deleted and replaced with the following: “BNY Mellon Investment Servicing (US) Inc., Attn: 534426, AIM 154-0520, 500 Ross Street, Pittsburgh, Pennsylvania 15262 (the “Transfer Agent”), is the transfer agent for the Fund and also serves as the dividend disbursing agent for the Fund.”

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG GW&K ESG Bond Fund

AMG GW&K High Income Fund

AMG Veritas Asia Pacific Fund

Supplement dated March 9, 2023 to the Statutory Prospectus and Statement of Additional Information, each dated May 1, 2022

The following information supplements and supersedes any information to the contrary relating to AMG GW&K ESG Bond Fund, AMG GW&K High Income Fund, and AMG Veritas Asia Pacific Fund, each a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectus and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, the addresses for BNY Mellon Investment Servicing (US) Inc., the Funds’ transfer agent, that appear in the Statutory Prospectus and SAI have changed. Accordingly, effective immediately, the Statutory Prospectus is revised as follows:

In the sections entitled “Summary of the Funds – Buying and Selling Fund Shares – Transaction Policies” and “Shareholder Guide – How to Buy or Sell Shares”, each instance of the Former Address, as described in the table below, is replaced with the New Address set forth in the table.

Former Address	New Address
AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, RI 02940-9769	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 534426 Pittsburgh, PA 15253-4426

The section entitled “How to Contact Us – Transfer Agent” is deleted and replaced with the following:

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 534426

Pittsburgh, PA 15253-4426

800.548.4539

In addition, effective immediately, the SAI is revised as follows:

The section entitled “Management of the Funds – Transfer Agent” is deleted and replaced with the following: “BNY Mellon Investment Servicing (US) Inc., Attn: 534426, AIM 154-0520, 500 Ross Street, Pittsburgh, Pennsylvania 15262 (the “Transfer Agent”), is the transfer agent for the Funds and also serves as the dividend disbursing agent for the Funds.”

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE